DEFERRED GOVERNMENT GRANT - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)
DEFERRED GOVERNMENT GRANT
Recognized as income during the year	¥ 302,000	$ 47,000	¥ 302,000	¥ (1,394,000)